Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Principles of Consolidation and Basis of Presentation
The Company has prepared the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
For periods prior to the Merger, the reported share and per share amounts have been retroactively converted by the applicable exchange ratio with the exception of the authorized shares and shares reserved for issuance. The shares and per share amounts, prior to the Merger, have been retroactively restated as shares reflecting conversion at the exchange ratio of 0.97 established in the Business Combination Agreement. See Note 3—Business Combinations for additional information.
Segments
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer is the Company’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance of the Company. As such, the Company has determined that it operates as one operating segment within the United States.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates, judgements, and assumptions that affect the reported amounts of assets and liabilities and disclosures as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates on various factors, including historical experience, and on various other assumptions that are believed to be reasonable under the circumstances, when these carrying values are not readily available from other sources.
Significant items subject to estimates and assumptions include, but are not limited to, fair values of financial instruments, valuation of stock-based compensation and warrants, allocation of the fair value of purchase consideration to the tangible and intangible assets acquired and liabilities assumed in business combinations and the valuation allowance for deferred income taxes. Actual results may differ from these estimates.
Business Combinations
The Company accounts for business combinations using the acquisition method of accounting, which requires, among other things, allocation of the fair value of purchase consideration to the tangible and intangible assets acquired and liabilities assumed at their estimated fair values on the acquisition date. The excess of the fair value of purchase consideration over the values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair value of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to the valuation of intangible assets. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, not to exceed one year from the date of acquisition, the Company may record adjustments to the assets acquired and liabilities assumed, with a corresponding offset to goodwill if new information is obtained related to facts and circumstances that existed as of the acquisition date. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are reflected in the consolidated statements of operations. Acquisition costs, such as legal and consulting fees, are expensed as incurred.
Certain Significant Risks and Uncertainties
The Company has experienced negative cash flows since inception and had an accumulated deficit of $148.4 million and $109.9 million as of December 31, 2022 and December 31, 2021, respectively. Historically, the Company has primarily financed its operations through equity and debt financings. The Company intends to finance its future operations through its existing cash and investments. The Company believes that these sources of liquidity will be sufficient to meet its operating needs for at least the next 12 months.
Since December 2019, the coronavirus (“COVID-19”) has spread throughout the United States and in many other countries globally. The extent to which the Company’s operations will continue to be impacted by the COVID-19 pandemic will depend largely on future developments including the emergence of new variants and actions by government authorities and private businesses to contain new outbreaks of the pandemic or respond to its impact, among other things. The COVID-19 pandemic has impacted our business operations, results of operations, financial position, liquidity, and cash flows. The Company’s revenues in 2021 decreased compared to the pre-COVID revenues, and, although the 2022 fiscal year as seen the highest quarterly revenue since inception, the extent of the impact of the pandemic on our business and financial results will depend largely on future developments both globally and within the United States, including the impact on capital, foreign currencies exchange and financial markets, governmental or regulatory orders that impact our business and whether the impacts may result in permanent changes to our end-user’ behavior, all of which are highly uncertain and cannot be predicted.
Cash and Cash Equivalents
Cash and cash equivalents consist primarily of cash on deposit as well as investments in money market funds that are readily convertible into cash and purchased with original maturities of three months or less.
Investments
Investments consist mainly of short-term U.S. government and agency securities, commercial paper, and corporate bonds. The Company invests in a diversified portfolio of investments and limits the concentration of its investment in any particular security. Securities with original maturities greater than three months, but less than one year, are included in current assets. All investments are classified as available-for-sale and reported at fair value with unrealized gains and losses reported as a component of accumulated other comprehensive loss in stockholders’ equity. Management judges whether a decline in value is temporary based on the length of time that the fair market value has been below cost and the severity of the decline. There were no impairments of investments recorded in the years ended December 31, 2022 and 2021.
Accounts Receivable
Accounts receivable primarily represent amounts charged but not yet received by the balance sheet date, This includes amounts charged by payment processors on behalf of the Company that are in the process of clearing. These amounts are generally cleared in one to three business days. Additionally includes accounts receivable recorded for commission fees earned but not yet received from third parties in connection with Wag! Wellness services. Substantially all accounts receivable are collected and bad debt expense or the allowance for doubtful accounts were not material.
Property and Equipment
Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the related assets. The estimated useful lives are as follows:

Estimated useful life
Equipment	3 years
Capitalized software	3 years
Leasehold improvements	Shorter of estimated useful life or lease term
Maintenance and repair costs are charged to expense as incurred.
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in a business combination. Goodwill is not amortized, but is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset may be impaired. Our annual impairment test is performed in the fourth quarter of each year and the Company’s impairment tests are based on a single operating segment and reporting unit structure. Prior to performing a quantitative evaluation, an assessment of qualitative factors may be performed to determine whether it is more likely than not that the fair value of the reporting unit exceeds its carrying value. If the carrying value of the reporting unit exceeds its fair value, an impairment charge is recognized for the excess of the carrying value of the reporting unit over its fair value.
Intangible Assets, Net
Intangible assets are recorded at fair value as of the date of acquisition and amortized on a straight- line basis over their estimated useful lives.
Impairment of Intangible Assets
The Company reviews its definite-lived intangibles and other long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be fully recoverable. When such events occur, management determines whether there has been impairment by comparing the anticipated undiscounted future net cash flows to the carrying value of the asset or asset group. If impairment exists, the assets are written down to its estimated fair value. No impairment of definite-lived intangible and long-lived assets was recorded for the years ended December 31, 2022 and 2021.
Software Development Costs
The Company incurs costs related to the development of its technology platform. The Company will begin to capitalize costs related to technology development when preliminary development efforts are successfully completed, management has authorized and committed project funding, it is probable that the project will be completed, and the technology will be used as intended. Such costs are amortized on a straight-line basis over the estimated useful life of the related asset, which is generally three years. Costs incurred prior to meeting these criteria, together with costs incurred for training and maintenance, are expensed. Costs incurred for significant enhancements that are expected to result in additional functionality are capitalized and expensed over the estimated useful life of the upgrades. Capitalized development costs are included in property and equipment, net, in the balance sheets, and amortization expense is included in depreciation and amortization in the statements of operations.
Stock-Based Compensation
The Company has an equity incentive plan under which it grants equity awards, including stock options. The Company determines compensation expense associated with stock options based on the estimated grant date fair value method using the Black-Scholes valuation model. The Black-Scholes model considers several variables and assumptions in estimating the fair value of stock-based awards. These variables include per share fair value of the underlying common stock at the measurement date, exercise price, expected term, risk-free interest rate, expected stock price volatility over the expected term, and expected annual dividend yield.
For all stock options granted, the Company calculates the expected term using the simplified method as it has limited historical exercise data to provide a reasonable basis upon which to otherwise estimate expected term, and the options have characteristics of “plain-vanilla” options. The risk-free interest rate is based on the yield available on U.S. Treasury zero-coupon issues similar in duration to the expected term of the stock-based award. Due to the limited trading history of the Company’s common stock, the expected volatility assumption is generally based on volatilities of a peer group of similar companies whose share prices are publicly available. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own common stock price becomes available. The Company utilizes a dividend yield of zero, as it has no history or plan of declaring dividends on its common stock.
The Company recognizes share-based compensation expense, equal to the grant date fair value of stock options on a straight-line basis over the requisite service period. The Company accounts for forfeitures as they occur rather than on an estimated basis. Stock-based compensation expense for the years ended December 31, 2022 and 2021 has been reduced for actual forfeitures.
In connection with the Business Combination, Legacy Wag! stockholders and certain members of management and employees of Legacy Wag! that held either a share of common stock, a Legacy Wag! option or a Legacy Wag! RSU Award (collectively "Eligible Company Equityholders") at the date of the Merger, have the contingent right to Earnout Shares as more fully described in Note 3 - Business Combinations. For Eligible Company Equityholders who were employees or members of management immediately prior to the completion of the Merger, the rights to the Earnout Shares fully vested on the Merger Date and represent a separate award from their existing share-based payment award. In addition, the rights of the Earnout awards are not dependent upon continued employment by the employee or management with the Company in order to receive the Earnout shares if the conditions of issuance are met in the future. The Company determined that the market condition will not affect the term over which the related compensation expense will be recorded because the employee is not required to be employed at the time the market condition is achieved in order to vest in the award. As such, all service conditions were met and, in accordance with ASC 718, Compensation - Stock Compensation (“ASC 718”), the company recorded a charge to stock compensation of $23.9 million on the Merger Date for the full fair value of the employee and management Earnout Shares awarded.
Effective with the Merger of August 9, 2022, the Company's 2014 Stock Plan terminated and the Company only issues RSUs on a go-forward basis under the 2022 Omnibus Incentive Plan ("Omnibus Incentive Plan"). As of December 31, 2022, the Company has granted RSUs with service conditions. Service conditions that affect whether or not an award vests or becomes exercisable are not directly incorporated into the estimate of fair value at the grant date.
Income Taxes
The Company accounts for income taxes using an asset and liability approach, which requires the recognition of taxes payable or refundable for the current year and deferred tax liabilities and assets for the future tax consequences of events that have been recognized in the financial or tax returns. The measurement of the deferred items is based on enacted tax laws. In the event the future consequences of differences between financial reporting basis and the tax basis of assets and liabilities result in a deferred tax asset, the Company evaluates the probability of being able to realize the future benefits indicated by such asset. A valuation allowance related to a deferred tax asset is recorded when it is more likely than not that either some portion or the entire deferred tax asset will not be realized. The Company records a valuation allowance to reduce the deferred tax assets to the amount of future tax benefit that is more likely than not to be realized. We regularly review the deferred tax assets for recoverability based on historical taxable income or loss, projected future taxable income or loss, the expected timing of the reversals of existing temporary differences and tax planning strategies. Our judgment regarding future profitability may change due to many factors, including future market conditions and the ability to successfully execute the business plans and/or tax planning strategies. Should there be a change in the ability to recover deferred tax assets, our income tax provision would increase or decrease in the period in which the assessment is changed.
The Company recognizes a tax benefit from uncertain tax positions only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ administrative practices and precedents. The tax benefits recognized from such positions are measured based on the largest benefit that has a greater than 50% likelihood of being recognized upon settlement. The Company did not recognize any tax benefits from uncertain tax positions during the years ended December 31, 2022 and 2021.
Fair Value
The Company measures certain financial assets and liabilities at fair value based on the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. In accordance with ASC 820, Fair Value Measurement (“ASC 820”), the Company uses the fair value hierarchy, which prioritizes the inputs used to measure fair value.
Level 1 — Observable inputs such as quoted prices in active markets for identical assets or liabilities.
Level 2 — Observable inputs other than Level 1, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 — Unobservable inputs for which there are little or no market data and that are significant to the fair value of the assets or liabilities.
The carrying amounts of financial instruments, including cash equivalents, investments, accounts receivable, accounts payable, and accrued liabilities approximate their respective fair value due to their short period of maturities.
Concentration of Credit Risk
Cash, cash equivalents, investments, and amounts at payment processors are potentially subject to concentration of credit risk. Such balances are maintained at financial institutions that management determines to be of high-credit quality. Cash accounts at each institution are insured by the Federal Deposit Insurance Corporation ("FDIC") up to
certain limits. At times, such deposits may be in excess of the FDIC insurance limit. The Company has not experienced any losses on its deposits.
Revenue Recognition
The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with its Customers. Through its Services offerings, the Company principally generates Service revenue from service fees charged to PCGs for use of the platform to discover pet service opportunities and to successfully complete a pet care service to a pet parent. The Company also generates revenue from subscription fees paid by Pet Parents for Wag! Premium, and fees paid by PCGs to join the platform. Additionally, through its Wellness offerings, the Company generates revenue through commission fees paid by third party service partners in the form of ‘revenue-per-action’ or conversion activity defined in our agreements with the third party service partner. For some of the Company’s arrangements with third party service partners, the transaction price is considered variable, and an estimate of the transaction price is recorded when the action occurs. The estimated transaction price used in the variable consideration is based on historical data with the respective third-party service partner and the consideration is measured and settled monthly.
The Company enters into terms of service with PCGs and Pet Parents to use the platform (“Terms of Service Agreements”), as well as an Independent Contractor Agreement (“ICA”) with PCGs (the ICA, together with the Terms of Service Agreements, the “Agreements”). The Agreements govern the fees the Company charges the PCGs for each transaction. Upon acceptance of a transaction, PCGs agree to perform the services that are requested by a pet parent. The acceptance of a transaction request combined with the Agreements establishes enforceable rights and obligations for each transaction. A contract exists between the Company and the PCGs after both the PCGs and pet parent accept a transaction request and the PCGs ability to cancel the transaction lapses. For Wag! Wellness revenue, the Company enters into agreements with third party service partners which define the action by a pet parent that results in the Company earning and receiving a commission fee from the third-party service partner.
Wag!’s service obligations are performed, and revenue is recognized for fees earned from PCGs related to the facilitation and completion of a pet service transaction between the pet parent and the PCG through the use of our platform. Revenue generated from the Company’s Wag! Premium subscription is recognized on a ratable basis over the contractual period, which is generally one month to one year from the payment of the subscription fee depending on the type of subscription purchased by the pet parent. Unused subscription amounts are recorded as gift card and subscription liabilities on the consolidated balance sheet. Revenue related to the fees paid by the PCG to join the platform are recognized upon processing of the applications. Wag! Wellness revenue performance obligation is completed, and revenue is recognized when an end-user completes an action or conversion activity.
Principal vs. Agent Considerations
Judgment is required in determining whether the Company is the principal or agent in transactions with PCGs and Pet Parents. The Company evaluated the presentation of revenues on a gross or net basis based on whether the Company controls the service provided to the pet parent and is the principal (i.e., “gross”), or whether the Company arranges for other parties to provide the service to the pet parent and is an agent (i.e. “net”). This determination also impacts the presentation of incentives provided to both PCGs and Pet Parents, as well as discounts and promotions offered to Pet Parents to the extent they are not customers.
The Company’s role in a transaction on the platform is to facilitate PCGs finding, applying, and completing a successful pet care service for a pet parent. The Company has concluded it is the agent in transactions with PCGs and Pet Parents because, among other factors, the Company’s role is to facilitate pet service opportunities to PCGs and it is not responsible for nor controls the delivery of pet services provided by the PCGs to the Pet Parents.
Gift Cards
The Company sells gift cards that can be redeemed by Pet Parents through the platform. Proceeds from the sale of gift cards are deferred and recorded as contract liabilities in gift card and subscription liabilities on the balance sheets until Pet Parents use the card to place orders on our platform. When gift cards are redeemed, revenue is recognized on a net basis as the difference between the amounts collected from the purchaser less amounts remitted to PCGs. Unused gift cards are recorded as gift card and subscription liabilities on the consolidated balance sheet.
Incentives
The Company offers discounts and promotions to encourage use of the Company’s platform. These are offered in various forms of discounts and promotions and include:
Targeted pet parent discounts and promotions: These discounts and promotions are offered to a limited number of Pet Parents in a specific market to acquire, re-engage, or generally increase Pet Parents’ use of the platform, and are akin to a coupon. The Company records the cost of these discounts and promotions as sales and marketing expenses at the time they are redeemed by the pet parent.
Market-wide promotions: These promotions are pricing actions in the form of discounts that reduce the price Pet Parents pay PCGs for services. These promotions result in a lower fee earned by the Company from the PCG. Accordingly, the Company records the cost of these promotions as a reduction of revenues at the time the PCG service is completed. Discounts on services offered through our subscription program are also recorded as a reduction of revenues.
Cost of Revenues (exclusive of depreciation and amortization)
Cost of revenues consists of costs directly related to revenue generating transactions, which primarily includes fees paid to payment processors for payment processing fees, hosting and platform-related infrastructure costs, third-party costs for background checks for Pet Caregivers, and other costs arising as a result of revenue transactions that take place on our platform, excluding depreciation and amortization.
Platform Operations and Support
Platform operations and support expenses include personnel-related compensation costs of technology and operations teams, and third-party operations support costs.
Sales and Marketing
Sales and marketing expenses include personnel-related compensation costs of the marketing team, advertising expenses, and pet parent incentives. Sales and marketing expenses are expensed as incurred. Advertising expenses were $6.9 million and $5.0 million during the years ended December 31, 2022 and 2021, respectively.
General and Administrative
General and administrative expenses include personnel-related compensation costs for corporate employees, such as management, accounting, and legal as well as insurance and other expenses used to operate the business.
Depreciation and Amortization
Depreciation and amortization expenses primarily consist of depreciation and amortization expenses associated with the Company’s property and equipment. Amortization includes expenses associated with the Company’s capitalized software and website development, as well as acquired intangible assets.
Earnings (Loss) Per Share
The Company computes net income (loss) per common stock following the two-class method required for multiple classes of common stock and participating securities. The Company considers the redeemable preferred stock to be participating securities. The two-class method requires income (loss) available to common stockholders for the period to be allocated between multiple classes of common stock and participating securities based upon their respective rights to receive dividends as if all income (loss) for the period had been distributed. The holders of the Company’s redeemable preferred stock would be entitled to dividends in preference to common stockholders, at specified rates, if declared. Such dividends are not cumulative. Any remaining earnings would be distributed among the holders of redeemable preferred stock and common stock pro rata. Holders of the Company’s redeemable preferred stock are not contractually obligated to participate in the Company’s losses. As such, the Company’s net losses for the years ended December 31, 2022 and 2021 were not allocated to these participating securities.
Basic net income (loss) per share is computed by dividing the net income (loss) by the weighted-average number of shares of common stock outstanding during the period. The diluted net income (loss) per share is computed by giving effect to all potentially dilutive securities outstanding for the period. For periods in which the Company reports net losses, diluted net loss per common stock is the same as basic net loss per common stock, because all potentially dilutive securities are anti-dilutive.
Accounting for Warrants
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity ("ASC 480") and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the instruments are free standing financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments meet all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to the Company’s own common shares and whether the instrument holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent period end date while the instruments are outstanding. Management has concluded that the Public Warrants and Private Placement Warrants issued pursuant to the Business Combination qualify for equity accounting treatment. Additionally, the Company considers its warrants ("Lender Warrants") issued in conjunction with the Blue Torch Financing Arrangement (see Note 10 - Debt for additional detail) to be equity classified since they do not meet the liability classification criteria. For further detail on the Company's Warrants (Public, Private and Lender), refer to Note 11 - Stockholders’ Deficit and Mezzanine Equity.
Forward Share Purchase Agreements
The Company accounted for the Forward Share Purchase Agreements ("FPAs") as a liability under ASC 480, Distinguishing Liabilities from Equity, because it embodied an obligation to repurchase the Company’s shares by paying cash. Therefore, the option was classified as a current liability and is measured at fair value on the Company’s Consolidated Balance Sheets. The unrealized gains and losses from changes in the fair value of the FPAs is reflected in the Consolidated Statements of Operations. This liability was subject to re-measurement at each balance sheet date until exercised, and any change in fair value was recognized in our Consolidated Statement of Operations. As of December 31, 2022, all options under these agreements expired or were exercised. For more information, refer to Note 5 - Fair Value Measurements and Note 3 - Business Combinations.
Concentration Risks and Uncertainties
Significant customers are those which represent more than 10% of the Company’s total revenue or accounts receivable balance at each balance sheet date. During the year ended December 31, 2022, the Company had two customers that accounted for 10% or more of total revenue. These customers each represented $7 million to $8 million of total revenue for the year ended December 31, 2022, and in aggregate, accounted for 27% of the Company’s total revenue for the year ended December 31, 2022. As of December 31, 2022, the Company had four customers that accounted for 10% or more of accounts receivable. In aggregate, these customers represented 65% of total accounts receivable as of December 31, 2022. During the year ended December 31, 2021, the Company did not have any customers that accounted for 10% or more of total revenue or accounts receivable. Based on the nature of third party partners, the Company does not anticipate any collectability issues with these receivables and closely monitors the outstanding receivables for payment within agreed upon time periods.
Reclassifications
Certain reclassifications have been made to prior year financial information to conform to the current year presentation. In particular, certain Money market funds have been reclassified out of Short-term investments available for sale and into Cash and cash equivalents on the Consolidated Balance Sheet, and Statement of Cash Flows.
Recent Accounting Pronouncements Adopted
The Company has applied the option given to public companies to adopt new or revised accounting guidance as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) either (1) within the same time periods as those otherwise applicable to public business entities, or (2) within the same time periods as private companies, including early adoption when permissible. When permissible, the Company has elected to adopt new or revised accounting guidance within the same time period as private companies, as indicated below.
On January 1, 2022, the Company adopted Accounting Standards Update ("ASU") No. 2016-02, Leases (Topic 842). This standard requires lessees to recognize all leases with initial terms in excess of one year on their balance sheet as a right-of-use asset and a lease liability at the commencement date. The Company adopted the new leases standard utilizing the modified retrospective transition method, under which amounts in prior periods presented were not restated. For contracts existing at the time of adoption, the Company elected to not reassess (i) whether any are or contain leases, (ii) lease classification, and (iii) initial direct costs. The Company also elected the practical expedient to combine non-lease components and lease components for real estate leases. Upon adoption, the Company recorded $0.5 million of right-of-use assets and $0.5 million of lease liabilities on its consolidated balance sheet.
On January 1, 2022, the Company adopted ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This ASU removes certain exceptions to the general principles of Topic 740 and provides clarification and simplification of existing guidance. The adoption of ASU 2019-12 did not have a material effect on the consolidated financial statements.
Accounting Standards Issued but Not Yet Adopted
Credit Losses
In June 2016, the FASB issued ASU No. 2016-13, (Topic 326), Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments which amends the current accounting guidance and requires the use of the new forward-looking “expected loss” model, rather than the “incurred loss” model, which requires all expected losses to be determined based on historical experience, current conditions and reasonable and supportable forecasts. This guidance amends the accounting for credit losses for most financial assets and certain other instruments including trade and other receivables, held-to-maturity debt securities, loans, and other instruments.
In November 2019, the FASB issued ASU No. 2019-10 to postpone the effective date of ASU No. 2016-13 for public business entities eligible to be smaller reporting companies ("SRCs") as defined by the SEC. ASU No. 2016-13 is effective for SRCs for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company expects to adopt the standard using the modified retrospective transition method and does not expect the adoption to have an impact to the accumulated deficit on the consolidated balance sheets as of January 1, 2023.
Enactment of the Inflation Reduction Act of 2022
On August 16, 2022, the U.S. government enacted the Inflation Reduction Act (“IRA”) which, among other changes, created a new corporate alternative minimum tax (“AMT”) based on adjusted financial statement income and imposes a 1% excise tax on corporate stock repurchases. The effective date of these provisions is January 1, 2023. The enactment of the IRA did not have an impact on the Company’s financial statements in 2022. The Company does not expect to be an applicable corporation subject to the AMT tax in 2023 based on its reported GAAP earnings for the past three years.